Operating Expense	12 Months Ended
Dec. 31, 2023
Operating Expense [Abstract]
Operating Expense	OPERATING EXPENSES

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative income (expenses)	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring income (expenses)	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2022/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,818)	(1,876)	(17,407)	(10,029)	(5,177)	(1,328)	—
General and administrative expenses	(16,405)	(248)	(71)	(6,772)	(9,168)	(146)	—
Marketing and market access expenses	(992)	(3)	(1)	(565)	(416)	(6)	—
Reorganization and restructuring income (expenses)	11	—	—	—	—	11	—
Other operating income (expenses)	(652)	—	—	—	(667)	—	16
TOTAL	(53,855)	(2,128)	(17,479)	(17,366)	(15,429)	(1,469)	16

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2023/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(46,503)	(1,831)	(23,455)	(12,475)	(7,452)	(1,291)	—
General and administrative expenses	(17,741)	(337)	(205)	(7,486)	(9,396)	(317)	—
Marketing and market access expenses	(876)	(4)	(1)	(556)	(300)	(14)	—
Reorganization and restructuring income (expenses)	505	—	—	—	—	505	—
Other operating income (expenses)	(141)	—	—	—	(222)	—	81
TOTAL	(64,756)	(2,172)	(23,661)	(20,517)	(17,370)	(1,117)	81

2022 Activity
Research and Development Expenses
The increase in research and development costs is generally explained by the increase in costs related to new programs and product candidates, in particular NTZ, VS-01 and GNS561, offset by the sharp reduction in study costs related to RESOLVE-IT®.
General and Administrative Expenses
The increase in general and administrative expenses is broadly explained by the increase in costs related to liability insurance, the increase in costs related to consulting fees, and other charges in the normal course of business.
Marketing and Market Access Expenses
This decrease is mainly explained by the decrease in marketing activity in the United States and France.
Reorganization and Restructuration Expenses
Reorganization and restructuration expenses were not significant.
2023 Activity
Research and Development Expenses
The increase in research and development costs is generally explained by the increase in costs related to new programs and product candidates, in particular VS-01 and GNS561, offset by a reduction in costs related to NTZ.
General and Administrative Expenses
The increase in general and administrative expenses is broadly explained by an increase headcount in the normal course of business.
Marketing and Market Access Expenses
This decrease is mainly explained by the decrease in marketing activity in the United States and France.
Reorganization and Restructuration Expenses
Reorganization and restructuration expenses were not significant. The income in 2023 relates solely to the reversal of a prior year provision related to unused office space.
Employee expenses
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Wages and salaries	(10,328)	(12,188)	(14,524)
Social security costs	(4,775)	(4,765)	(5,296)
Changes in pension provision	(154)	(169)	(119)
Employee profit-sharing	(628)	—	—
Share-based compensation	(470)	(245)	(578)
TOTAL	(16,354)	(17,366)	(20,517)

Number of employees at year-end	Year ended
	2021/12/31	2022/12/31	2023/12/31
Average number of employees	122	133	154
Number of employees
Research and development	55	73	78
Services related to research and development	18	18	18
Administration and management	47	55	61
Marketing and commercial	2	2	2
TOTAL	122	148	159
The increase in employee expenses resulted mainly from an increase in workforce of the average headcount from 133 in 2022 to 154 in 2023.

Research and development expenses
Accounting policies - Research and development expenses
Research expenses are recorded in the financial statements as expenses.
In accordance with IAS 38, Intangible Assets, development expenses are recognized as intangible assets only if all the following criteria are met:
•Technical feasibility necessary for the completion of the development project;
•Intention on the Group's part to complete the project and to utilize it;
•Capacity to utilize the intangible asset;
•Proof of the probability of future economic benefits associated with the asset;
•Availability of the technical, financial, and other resources for completing the project; and
•Reliable evaluation of the expenses attributed to the intangible asset during its development.
As of the date of these financial statements, these criteria have not all been metClassification of operating expenses
Research and development expenses include:
•employee-related costs;
•costs related to external employees seconded to the Company (such as clinical development, biometrics and IT…);
•lab supplies and facility costs;
•fees paid to scientific advisers and contracted research and development activities conducted by third parties;
•intellectual property fees corresponding to the filing of the Group's patents, and
•provision and reversals of provisions in relation to the Research Tax Credit dispute.